Cover	Sep. 08, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 08, 2026
Entity Registrant Name	GRI BIO, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40034
Entity Tax Identification Number	82-4369909
Entity Address, Address Line One	2223 Avenida de la Playa
Entity Address, Address Line Two	#208
Entity Address, City or Town	La Jolla
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92037
City Area Code	619
Local Phone Number	400-1170
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	GRI
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001824293
Amendment Flag	false